Commitments	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 7 - COMMITMENTS

a.	Commitment to pay royalties to the government of Israel

The Company received grants from the IIA for research and development funding until the year 2019, and therefore is subject to the provisions of the Israeli Law for the Encouragement of Research, Development and Technological Innovation in the Industry and the regulations and guidelines thereunder (the “Innovation Law”, formerly known as the Law for the Encouragement of Research and Development in Industry). Under the Innovation Law the rate of royalties varies between 3% to 5% computed based on the revenues from the products that their development was also funded by grants from the IIA. In addition, revenues from certain milestone under the LB license, development and commercialization agreement were subject to royalties rate of 24.8%. Such commitment is up to the amount of grants received (dollar linked), plus interest at annual rate based on LIBOR. Pursuant to the Innovation Law there are restrictions regarding intellectual property and manufacturing outside of Israel, unless approval is received, and additional payments are made to the IIA.

The Company did not apply for grants from the IIA since 2019. For the years ended December 31, 2020, 2019 and 2018, the Company recorded royalties expenses of $795, $43 and $1,263, respectively.

The royalty expenses which are related to the funded project are recognized in the statements of comprehensive loss as a component of cost of revenue.

As of December 31, 2020, the maximum total royalty amount payable by the Company under IIA funding arrangement is approximately $8,500 (without interest).

b.	Contingent liability

On September 6, 2017, the Company received a VAT assessment from the Israel Tax Authority according to which the Company is required to pay tax in the amount of $434 (including linkage differentials and interest) for the years 2012-2016. The Company disputed the position of the Israel Tax Authority resulting in the latter to increase its VAT assessment and require the Company to pay tax in the amount of $521 (including linkage differentials and interest) for the abovementioned period. The Company has appealed the entire assessment to the District Court, in view of its position that it is not liable for the entire tax requirement. As of December 31, 2019, the Company has recorded a provision of $145 in relation to the VAT assessment to general and administrative expenses. On February 11, 2020, the Company reached a settlement agreement with the Israel Tax Authority, which was approved by the court. According to the settlement agreement, in 2020, the Company paid in full a final amount of $116 to the Israel Tax Authority.